Distribution Date:	04/17/26	Wells Fargo Commercial Mortgage Trust 2018-C47
Determination Date:	04/13/26
Next Distribution Date:	05/15/26
Record Date:	03/31/26	Commercial Mortgage Pass-Through Certificates
Series 2018-C47

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	K-Star Asset Management LLC
Current Mortgage Loan and Property Stratification	8-12		Mike Stauber	(214) 390-7233	Michael.Stauber@kkr.com
Mortgage Loan Detail (Part 1)	13-15		5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States
Mortgage Loan Detail (Part 2)	16-18	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	19
			David Rodgers	(212) 310-9821
Historical Detail	20		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	25	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	26		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95002DAU3	3.409000%	23,396,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95002DAX7	4.361000%	26,280,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	95002DBA6	4.365000%	45,625,000.00	22,380,074.05	811,759.04	81,407.52	0.00	0.00	893,166.56	21,568,315.01	32.80%	30.00%
A-3	95002DBD0	4.175000%	222,000,000.00	211,042,224.71	0.00	734,251.07	0.00	0.00	734,251.07	211,042,224.71	32.80%	30.00%
A-4	95002DBG3	4.442000%	348,787,000.00	348,787,000.00	0.00	1,291,093.21	0.00	0.00	1,291,093.21	348,787,000.00	32.80%	30.00%
A-S	95002DBR9	4.673000%	86,830,000.00	86,830,000.00	0.00	338,130.49	0.00	0.00	338,130.49	86,830,000.00	22.76%	20.88%
B	95002DBU2	4.854000%	38,062,000.00	38,062,000.00	0.00	153,960.79	0.00	0.00	153,960.79	38,062,000.00	18.36%	16.88%
C	95002DBX6	5.078359%	39,252,000.00	39,252,000.00	0.00	166,113.13	0.00	0.00	166,113.13	39,252,000.00	13.83%	12.75%
D	95002DAC3	3.000000%	28,266,000.00	28,266,000.00	0.00	70,665.00	0.00	0.00	70,665.00	28,266,000.00	10.56%	9.78%
E-RR	95002DAF6	5.078359%	20,501,000.00	20,501,000.00	0.00	86,759.53	0.00	0.00	86,759.53	20,501,000.00	8.19%	7.63%
F-RR	95002DAH2	5.078359%	13,084,000.00	13,084,000.00	0.00	55,371.04	0.00	0.00	55,371.04	13,084,000.00	6.68%	6.25%
G-RR	95002DAK5	5.078359%	10,705,000.00	10,705,000.00	0.00	45,303.19	0.00	0.00	45,303.19	10,705,000.00	5.44%	5.13%
H-RR	95002DAM1	5.078359%	9,515,000.00	9,515,000.00	0.00	40,267.16	0.00	0.00	40,267.16	9,515,000.00	4.34%	4.13%
J-RR*	95002DAP4	5.078359%	39,252,654.00	37,538,220.73	0.00	130,021.83	0.00	0.00	130,021.83	37,538,220.73	0.00%	0.00%
R	95002DAQ2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			951,555,654.00	865,962,519.49	811,759.04	3,193,343.96	0.00	0.00	4,005,103.00	865,150,760.45

X-A	95002DBK4	0.736102%	666,088,000.00	582,209,298.76	0.00	357,138.10	0.00	0.00	357,138.10	581,397,539.72
X-B	95002DBN8	0.266454%	164,144,000.00	164,144,000.00	0.00	36,447.40	0.00	0.00	36,447.40	164,144,000.00
X-D	95002DAA7	2.078359%	28,266,000.00	28,266,000.00	0.00	48,955.75	0.00	0.00	48,955.75	28,266,000.00
Notional SubTotal			858,498,000.00	774,619,298.76	0.00	442,541.25	0.00	0.00	442,541.25	773,807,539.72

Deal Distribution Total					811,759.04	3,635,885.21	0.00	0.00	4,447,644.25

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95002DAU3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95002DAX7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	95002DBA6	490.52217096	17.79197896	1.78427441	0.00000000	0.00000000	0.00000000	0.00000000	19.57625337	472.73019200
A-3	95002DBD0	950.64065185	0.00000000	3.30743725	0.00000000	0.00000000	0.00000000	0.00000000	3.30743725	950.64065185
A-4	95002DBG3	1,000.00000000	0.00000000	3.70166666	0.00000000	0.00000000	0.00000000	0.00000000	3.70166666	1,000.00000000
A-S	95002DBR9	1,000.00000000	0.00000000	3.89416665	0.00000000	0.00000000	0.00000000	0.00000000	3.89416665	1,000.00000000
B	95002DBU2	1,000.00000000	0.00000000	4.04500000	0.00000000	0.00000000	0.00000000	0.00000000	4.04500000	1,000.00000000
C	95002DBX6	1,000.00000000	0.00000000	4.23196601	0.00000000	0.00000000	0.00000000	0.00000000	4.23196601	1,000.00000000
D	95002DAC3	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-RR	95002DAF6	1,000.00000000	0.00000000	4.23196576	0.00000000	0.00000000	0.00000000	0.00000000	4.23196576	1,000.00000000
F-RR	95002DAH2	1,000.00000000	0.00000000	4.23196576	0.00000000	0.00000000	0.00000000	0.00000000	4.23196576	1,000.00000000
G-RR	95002DAK5	1,000.00000000	0.00000000	4.23196544	0.00000000	0.00000000	0.00000000	0.00000000	4.23196544	1,000.00000000
H-RR	95002DAM1	1,000.00000000	0.00000000	4.23196637	0.00000000	0.00000000	0.00000000	0.00000000	4.23196637	1,000.00000000
J-RR	95002DAP4	956.32312480	0.00000000	3.31243411	0.73469274	13.92905407	0.00000000	0.00000000	3.31243411	956.32312480
R	95002DAQ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95002DBK4	874.07264319	0.00000000	0.53617255	0.00000000	0.00000000	0.00000000	0.00000000	0.53617255	872.85394681
X-B	95002DBN8	1,000.00000000	0.00000000	0.22204528	0.00000000	0.00000000	0.00000000	0.00000000	0.22204528	1,000.00000000
X-D	95002DAA7	1,000.00000000	0.00000000	1.73196597	0.00000000	0.00000000	0.00000000	0.00000000	1.73196597	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	03/01/26 - 03/30/26	30	0.00	81,407.52	0.00	81,407.52	0.00	0.00	0.00	81,407.52	0.00
A-3	03/01/26 - 03/30/26	30	0.00	734,251.07	0.00	734,251.07	0.00	0.00	0.00	734,251.07	0.00
A-4	03/01/26 - 03/30/26	30	0.00	1,291,093.21	0.00	1,291,093.21	0.00	0.00	0.00	1,291,093.21	0.00
X-A	03/01/26 - 03/30/26	30	0.00	357,138.10	0.00	357,138.10	0.00	0.00	0.00	357,138.10	0.00
X-B	03/01/26 - 03/30/26	30	0.00	36,447.40	0.00	36,447.40	0.00	0.00	0.00	36,447.40	0.00
A-S	03/01/26 - 03/30/26	30	0.00	338,130.49	0.00	338,130.49	0.00	0.00	0.00	338,130.49	0.00
B	03/01/26 - 03/30/26	30	0.00	153,960.79	0.00	153,960.79	0.00	0.00	0.00	153,960.79	0.00
C	03/01/26 - 03/30/26	30	0.00	166,113.13	0.00	166,113.13	0.00	0.00	0.00	166,113.13	0.00
X-D	03/01/26 - 03/30/26	30	0.00	48,955.75	0.00	48,955.75	0.00	0.00	0.00	48,955.75	0.00
D	03/01/26 - 03/30/26	30	0.00	70,665.00	0.00	70,665.00	0.00	0.00	0.00	70,665.00	0.00
E-RR	03/01/26 - 03/30/26	30	0.00	86,759.53	0.00	86,759.53	0.00	0.00	0.00	86,759.53	0.00
F-RR	03/01/26 - 03/30/26	30	0.00	55,371.04	0.00	55,371.04	0.00	0.00	0.00	55,371.04	0.00
G-RR	03/01/26 - 03/30/26	30	0.00	45,303.19	0.00	45,303.19	0.00	0.00	0.00	45,303.19	0.00
H-RR	03/01/26 - 03/30/26	30	0.00	40,267.16	0.00	40,267.16	0.00	0.00	0.00	40,267.16	0.00
J-RR	03/01/26 - 03/30/26	30	515,731.14	158,860.47	0.00	158,860.47	28,838.64	0.00	0.00	130,021.83	546,752.34
Totals			515,731.14	3,664,723.85	0.00	3,664,723.85	28,838.64	0.00	0.00	3,635,885.21	546,752.34

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	4,447,644.25
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,678,402.41	Master Servicing Fee	6,453.71
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,228.11
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	372.85
ARD Interest	0.00	Operating Advisor Fee	1,095.27
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	238.62
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,678,402.41	Total Fees	13,678.55

Principal		Expenses/Reimbursements
Scheduled Principal	811,759.04	Reimbursement for Interest on Advances	87.50
Unscheduled Principal Collections		ASER Amount	5,379.17
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	23,371.97
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	811,759.04	Total Expenses/Reimbursements	28,838.64

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,635,885.21
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	811,759.04
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,447,644.25
Total Funds Collected	4,490,161.45	Total Funds Distributed	4,490,161.44

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	865,962,519.49	865,962,519.49	Beginning Certificate Balance	865,962,519.49
(-) Scheduled Principal Collections	811,759.04	811,759.04	(-) Principal Distributions	811,759.04
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	865,150,760.45	865,150,760.45	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	866,344,254.39	866,344,254.39	Ending Certificate Balance	865,150,760.45
Ending Actual Collateral Balance	865,555,215.44	865,555,215.44

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.08%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	20	140,356,379.19	16.22%	29	5.1158	NAP	Defeased	20	140,356,379.19	16.22%	29	5.1158	NAP
2,000,000 or less	4	6,066,538.08	0.70%	28	5.5011	2.272492	1.30 or less	13	253,570,706.15	29.31%	29	5.1461	0.771820
2,000,001 to 3,000,000	6	14,956,697.83	1.73%	29	5.2929	1.891938	1.31 to 1.40	3	38,314,619.71	4.43%	28	5.1678	1.335083
3,000,001 to 4,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.41 to 1.50	5	33,572,641.73	3.88%	29	5.3270	1.455135
4,000,001 to 5,000,000	1	4,933,500.00	0.57%	29	5.2800	1.450600	1.51 to 1.75	10	155,650,016.19	17.99%	27	4.7829	1.687244
5,000,001 to 6,000,000	3	16,755,156.97	1.94%	28	4.9011	2.020714	1.76 to 2.00	2	10,522,880.25	1.22%	29	4.9133	1.934436
6,000,001 to 7,000,000	4	25,629,972.66	2.96%	29	5.1836	1.630066	2.01 to 2.25	4	21,708,673.43	2.51%	28	4.9321	2.222609
7,000,001 to 8,000,000	1	7,286,362.40	0.84%	30	5.4800	1.731600	2.26 to 2.50	4	108,018,183.19	12.49%	28	4.5328	2.418124
8,000,001 to 9,000,000	2	16,937,529.18	1.96%	29	5.1000	1.766749	2.51 to 3.00	3	58,556,729.88	6.77%	29	4.6122	2.598016
9,000,001 to 10,000,000	3	28,708,642.17	3.32%	29	5.1128	1.040093	3.01 or greater	5	44,879,930.73	5.19%	30	4.5654	3.685904
10,000,001 to 15,000,000	7	84,870,233.14	9.81%	29	5.0906	1.436114	Totals	69	865,150,760.45	100.00%	29	4.9328	1.640612
15,000,001 to 20,000,000	7	114,962,609.44	13.29%	29	4.9901	2.150631
20,000,001 to 30,000,000	5	112,724,204.49	13.03%	29	4.7547	1.917038
30,000,001 to 50,000,000	5	220,962,934.90	25.54%	28	4.6194	1.712691
50,000,001 or greater	1	70,000,000.00	8.09%	29	5.1500	0.639400
Totals	69	865,150,760.45	100.00%	29	4.9328	1.640612
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	24	140,356,379.19	16.22%	29	5.1158	NAP	Virginia	3	50,062,700.72	5.79%	29	4.9357	2.258715
Alabama	1	2,803,688.40	0.32%	30	5.3800	2.258100	Wisconsin	1	3,115,617.58	0.36%	29	5.1500	0.639400
Arizona	1	2,089,766.08	0.24%	27	5.4700	3.090800	Totals	101	865,150,760.45	100.00%	29	4.9328	1.640612
California	5	52,587,004.24	6.08%	29	4.6106	2.098647
									Property Type³
Delaware	1	50,000,000.00	5.78%	28	4.2775	1.741300
Florida	7	97,294,940.86	11.25%	28	4.4267	2.563711		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	6	22,302,358.53	2.58%	29	5.1424	0.932692		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	5	21,093,597.10	2.44%	29	5.2395	1.155181	Defeased	24	140,356,379.19	16.22%	29	5.1158	NAP
Indiana	3	40,423,718.99	4.67%	29	5.0261	1.212207	Industrial	5	23,387,124.51	2.70%	29	5.1951	1.116256
Iowa	1	6,249,670.79	0.72%	29	5.1500	0.639400	Lodging	28	175,671,822.59	20.31%	29	5.1114	1.072495
Kansas	5	24,067,860.86	2.78%	30	5.2907	0.982649	Mixed Use	2	8,607,014.37	0.99%	29	4.9475	2.630573
Maryland	3	26,091,958.09	3.02%	28	5.0305	1.134826	Mobile Home Park	4	7,978,804.86	0.92%	29	5.5024	2.304267
Michigan	1	1,201,877.31	0.14%	30	5.4800	2.163200	Multi-Family	6	90,207,053.59	10.43%	28	5.0994	1.551927
Mississippi	1	4,166,447.28	0.48%	29	5.1500	0.639400	Office	7	97,909,906.15	11.32%	29	4.5958	2.520549
Missouri	3	17,052,936.42	1.97%	29	5.1500	0.639400	Retail	24	312,695,126.01	36.14%	28	4.7775	1.749767
Nevada	2	61,339,826.37	7.09%	26	4.8853	1.955148	Self Storage	1	8,337,529.18	0.96%	29	4.7700	1.947000
New Jersey	2	22,786,362.40	2.63%	30	4.8372	3.236680	Totals	101	865,150,760.45	100.00%	29	4.9328	1.640612
New York	6	90,343,778.77	10.44%	29	5.1342	0.859652
North Carolina	5	33,457,937.91	3.87%	28	5.1222	1.227824
Ohio	4	50,305,811.75	5.81%	29	5.1754	1.419278
Oklahoma	3	5,724,987.73	0.66%	29	5.2683	1.115445
Pennsylvania	1	2,046,352.26	0.24%	29	5.1500	0.639400
South Carolina	1	5,361,199.98	0.62%	28	4.7450	1.396700
Tennessee	1	5,655,164.65	0.65%	29	4.8300	3.078600
Texas	5	27,168,816.19	3.14%	29	5.1141	1.728694

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	20	140,356,379.19	16.22%	29	5.1158	NAP	Defeased	20	140,356,379.19	16.22%	29	5.1158	NAP
	4.250% or less	2	74,903,243.14	8.66%	28	4.1532	2.468500	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	2	70,260,000.00	8.12%	29	4.3013	2.317813	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	3	36,949,542.31	4.27%	28	4.6486	2.832102	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	13	197,047,179.93	22.78%	28	4.8955	2.009267	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	11	231,089,960.05	26.71%	29	5.1026	0.829267	49 months or greater	49	724,794,381.26	83.78%	29	4.8973	1.663504
	5.251% to 5.500%	15	100,649,092.94	11.63%	29	5.3998	1.470846	Totals	69	865,150,760.45	100.00%	29	4.9328	1.640612
	5.501% to 5.750%	2	12,280,597.50	1.42%	30	5.5249	1.173617
	5.751% or more	1	1,614,765.39	0.19%	27	5.8000	2.041900
	Totals	69	865,150,760.45	100.00%	29	4.9328	1.640612
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	20	140,356,379.19	16.22%	29	5.1158	NAP	Defeased	20	140,356,379.19	16.22%	29	5.1158	NAP
	84 months or less	49	724,794,381.26	83.78%	29	4.8973	1.663504	Interest Only	14	349,006,500.00	40.34%	28	4.7866	1.590853
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	1	7,286,362.40	0.84%	30	5.4800	1.731600
	Totals	69	865,150,760.45	100.00%	29	4.9328	1.640612	241 months to 300 months	33	354,048,351.54	40.92%	29	4.9940	1.733919
								301 months to 420 months	1	14,453,167.32	1.67%	29	4.9100	1.658600
								421 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	69	865,150,760.45	100.00%	29	4.9328	1.640612
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	20	140,356,379.19	16.22%	29	5.1158	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	46	705,118,480.82	81.50%	29	4.8907	1.655352
	13 months to 24 months	3	19,675,900.44	2.27%	29	5.1337	1.955625
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	69	865,150,760.45	100.00%	29	4.9328	1.640612
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	310946753	LO	Various	Various	Actual/360	5.150%	310,430.56	0.00	0.00	N/A	09/11/28	--	70,000,000.00	70,000,000.00	03/11/26
2	310946726	RT	Aventura	FL	Actual/360	4.121%	177,442.71	0.00	0.00	N/A	07/01/28	--	50,000,000.00	50,000,000.00	04/01/26
3	883100886	RT	Newark	DE	Actual/360	4.277%	184,170.14	0.00	0.00	N/A	08/01/28	--	50,000,000.00	50,000,000.00	04/01/26
4	310945647	RT	Las Vegas	NV	Actual/360	4.896%	189,731.62	0.00	0.00	N/A	05/11/28	--	45,000,000.00	45,000,000.00	04/11/26
5	883100906	LO	Virginia Beach	VA	Actual/360	4.912%	173,559.29	65,609.75	0.00	N/A	09/06/28	--	41,028,544.65	40,962,934.90	04/06/26
6	28202149	LO	New York	NY	Actual/360	5.120%	154,326.18	0.00	0.00	N/A	10/06/28	--	35,000,000.00	35,000,000.00	12/06/25
			Lower Makefield
7	300571870	OF		PA	Actual/360	4.640%	111,913.03	38,220.44	0.00	N/A	09/06/28	06/06/28	28,009,378.81	27,971,158.37	04/06/26
			Towns
8	883100916	OF	Palo Alto	CA	Actual/360	4.217%	90,571.49	36,835.64	0.00	N/A	09/06/28	--	24,940,078.78	24,903,243.14	04/06/26
9	28002122	OF	Indianapolis	IN	Actual/360	5.076%	105,474.09	34,768.19	0.00	N/A	09/06/28	--	24,130,424.48	24,095,656.29	04/06/26
10	300571852	RT	Silver Spring	MD	Actual/360	5.010%	96,242.71	32,741.20	0.00	N/A	08/06/28	--	22,308,528.57	22,275,787.37	11/06/25
11	28002124	IN	Various	Various	Actual/360	5.282%	88,208.65	34,000.72	0.00	N/A	08/06/28	--	19,393,382.46	19,359,381.74	04/06/26
12	28102130	MF	Euclid	OH	Actual/360	5.130%	93,720.14	26,134.68	0.00	N/A	09/06/28	--	21,215,652.37	21,189,517.69	04/06/26
13	883100911	OF	Boca Raton	FL	Actual/360	4.360%	76,065.04	0.00	0.00	N/A	10/01/28	--	20,260,000.00	20,260,000.00	04/01/26
14	28002146	LO	Overland Park	KS	Actual/360	5.352%	77,407.51	28,714.75	0.00	N/A	10/06/28	--	16,796,075.39	16,767,360.64	04/06/26
15	310943558	RT	Concord	NC	Actual/360	5.040%	74,555.25	25,209.50	0.00	N/A	07/11/28	--	17,178,629.23	17,153,419.73	04/11/26
16	883100898	RT	Orlando	FL	Actual/360	4.951%	73,908.95	22,180.62	0.00	N/A	09/06/28	--	17,335,840.99	17,313,660.37	04/06/26
17	310945142	RT	Reno	NV	Actual/360	4.855%	68,401.11	21,358.03	0.00	N/A	09/11/28	--	16,361,184.40	16,339,826.37	04/11/26
18	883100883	MF	Utica	NY	Actual/360	4.726%	65,562.14	21,831.75	0.00	N/A	07/06/28	--	16,110,174.08	16,088,342.33	04/06/26
19	28002144	MF	East Elmhurst	NY	Actual/360	5.450%	74,150.28	0.00	0.00	N/A	09/06/28	--	15,800,000.00	15,800,000.00	04/06/26
20	310945667	OF	Jersey City	NJ	Actual/360	4.535%	60,529.65	0.00	0.00	N/A	10/11/28	--	15,500,000.00	15,500,000.00	04/11/26
21	28002135	MF	Indianapolis	IN	Actual/360	4.910%	61,162.31	12,656.61	0.00	N/A	09/06/28	--	14,465,823.93	14,453,167.32	04/06/26
22	300571868	RT	Allen	TX	Actual/360	5.270%	57,950.42	22,298.83	0.00	N/A	09/06/28	--	12,769,879.30	12,747,580.47	04/06/26
24	28002119	MF	Fairborn	OH	Actual/360	5.023%	56,197.21	16,463.59	0.00	N/A	08/06/28	--	12,992,489.84	12,976,026.25	04/06/26
25	410945953	RT	Roseville	CA	Actual/360	5.150%	50,885.94	20,452.39	0.00	N/A	09/11/28	--	11,474,436.02	11,453,983.63	04/11/26
26	883100915	RT	New York	NY	Actual/360	4.995%	52,905.38	0.00	0.00	N/A	09/06/28	--	12,300,000.00	12,300,000.00	04/06/26
28	600944677	IN	Batavia	OH	Actual/360	5.490%	49,255.17	17,386.34	0.00	N/A	10/11/28	--	10,418,861.81	10,401,475.47	04/11/26
29	883100904	IN	Various	GA	Actual/360	4.835%	41,322.35	16,097.00	0.00	N/A	09/06/28	--	9,924,973.35	9,908,876.35	04/06/26
30	883100905	Various Various		TX	Actual/360	4.857%	44,074.31	0.00	0.00	N/A	09/06/28	--	10,538,000.00	10,538,000.00	04/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
31	883100903	RT	Harrisonburg	VA	Actual/360	5.040%	39,550.70	13,297.65	0.00	N/A	08/06/28	--	9,113,063.47	9,099,765.82	04/06/26
32	320570032	MH	Merrionette Park	IL	Actual/360	5.130%	37,906.54	15,347.14	0.00	N/A	09/11/28	--	8,580,994.67	8,565,647.53	04/11/26
33	410943874	RT	Benton	AR	Actual/360	4.980%	37,136.64	15,084.36	0.00	N/A	05/11/28	--	8,659,923.34	8,644,838.98	04/11/26
34	883100908	MH	Selbyville	DE	Actual/360	4.860%	39,110.79	12,186.96	0.00	N/A	09/06/28	06/06/28	9,345,469.25	9,333,282.29	04/06/26
35	320570035	LO	Deptford Township	NJ	Actual/360	5.480%	34,534.92	32,080.63	0.00	N/A	10/11/28	--	7,318,443.03	7,286,362.40	04/11/26
36	28002140	MF	Bronx	NY	Actual/360	5.465%	45,647.93	0.00	0.00	N/A	09/06/28	--	9,700,000.00	9,700,000.00	04/06/26
37	610945700	OF	Columbia	SC	Actual/360	4.745%	22,018.12	27,509.75	0.00	N/A	08/11/28	--	5,388,709.73	5,361,199.98	04/11/26
38	410946482	SS	Martinez	CA	Actual/360	4.770%	34,298.80	12,758.02	0.00	N/A	09/11/28	--	8,350,287.20	8,337,529.18	04/11/26
39	28002141	RT	Shorewood	IL	Actual/360	5.420%	40,138.11	0.00	0.00	N/A	09/06/28	--	8,600,000.00	8,600,000.00	04/06/26
40	320570040	MH	Fenton	MO	Actual/360	5.130%	32,574.42	13,188.33	0.00	N/A	09/11/28	--	7,373,949.71	7,360,761.38	04/11/26
41	300571876	OF	Sacramento	CA	Actual/360	5.340%	30,478.91	11,355.43	0.00	N/A	10/06/28	--	6,628,251.78	6,616,896.35	04/06/26
42	883100899	RT	Durham	NC	Actual/360	4.955%	29,197.69	10,857.92	0.00	N/A	09/06/28	--	6,842,984.79	6,832,126.87	04/06/26
43	410946645	MU	Pasadena	CA	Actual/360	4.780%	26,876.69	12,382.59	0.00	N/A	09/11/28	--	6,529,630.88	6,517,248.29	04/11/26
44	300571873	LO	Ormond Beach	FL	Actual/360	5.640%	30,243.96	10,118.31	0.00	N/A	10/06/28	07/06/28	6,227,308.55	6,217,190.24	04/06/26
45	300571874	RT	Various	Various	Actual/360	5.520%	29,780.88	9,597.00	0.00	N/A	10/06/28	--	6,265,261.72	6,255,664.72	04/06/26
46	310946601	RT	Oswego	IL	Actual/360	5.320%	31,151.56	0.00	0.00	N/A	10/11/28	--	6,800,000.00	6,800,000.00	04/11/26
47	300571875	RT	Durham	NC	Actual/360	5.530%	28,738.01	9,999.73	0.00	N/A	10/06/28	--	6,034,932.51	6,024,932.78	05/06/24
48	28002125	RT	Pickerington	OH	Actual/360	5.117%	25,332.55	10,367.11	0.00	N/A	08/06/28	--	5,749,159.45	5,738,792.34	04/06/26
49	320570049	LO	Tullahoma	TN	Actual/360	4.830%	23,565.09	10,656.12	0.00	N/A	09/06/28	--	5,665,820.77	5,655,164.65	04/06/26
50	320570050	RT	Zephyrhills	FL	Actual/360	5.470%	26,001.47	9,367.79	0.00	N/A	08/11/28	--	5,520,156.45	5,510,788.66	04/11/26
51	320570051	MH	Sarasota	FL	Actual/360	5.230%	21,610.87	6,708.76	0.00	N/A	09/11/28	--	4,798,565.37	4,791,856.61	04/11/26
53	600946246	MF	Orange Beach	AL	Actual/360	5.280%	20,063.93	7,639.23	0.00	N/A	10/11/28	--	4,412,887.66	4,405,248.43	04/11/26
54	410946484	RT	Various	Various	Actual/360	5.280%	22,430.98	0.00	0.00	N/A	09/11/28	--	4,933,500.00	4,933,500.00	04/11/26
55	300571872	LO	Vero Beach	FL	Actual/360	5.380%	19,465.27	7,148.17	0.00	N/A	10/06/28	07/06/28	4,201,641.99	4,194,493.82	04/06/26
56	320570056	OF	Gilbert	AZ	Actual/360	5.150%	18,965.43	5,605.75	0.00	N/A	10/11/28	--	4,276,576.02	4,270,970.27	04/11/26
57	320570057	MH	Mims	FL	Actual/360	5.400%	17,688.83	6,990.45	0.00	N/A	10/11/28	--	3,804,050.13	3,797,059.68	04/11/26
58	300571861	RT	Parkersburg	WV	Actual/360	5.230%	14,542.28	8,782.39	0.00	N/A	09/06/28	06/06/28	3,229,026.83	3,220,244.44	04/06/26
59	320570059	RT	Highland Park	IL	Actual/360	5.000%	12,459.85	5,255.26	0.00	N/A	10/11/28	--	2,893,900.89	2,888,645.63	04/11/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
61	300571863	RT	Dubuque	IA	Actual/360	5.150%	13,687.12	3,785.72	0.00	N/A	09/06/28	05/06/28	3,086,352.79	3,082,567.07	04/06/26
62	320570062	MH	Trussville	AL	Actual/360	5.380%	13,011.00	4,777.98	0.00	N/A	10/11/28	--	2,808,466.38	2,803,688.40	04/11/26
63	883100896	RT	League City	TX	Actual/360	5.307%	13,191.29	4,314.50	0.00	N/A	08/06/28	--	2,886,550.22	2,882,235.72	04/06/26
64	28002131	SS	San Antonio	TX	Actual/360	5.280%	11,366.67	0.00	0.00	N/A	09/06/28	06/06/28	2,500,000.00	2,500,000.00	04/06/26
65	320570065	RT	Fort Lauderdale	FL	Actual/360	5.450%	10,290.36	3,684.87	0.00	N/A	10/11/28	--	2,192,678.20	2,188,993.33	04/11/26
66	320570066	MH	Stillwater	OK	Actual/360	5.460%	10,292.18	3,698.55	0.00	N/A	09/11/28	--	2,189,049.62	2,185,351.07	04/11/26
67	410945955	OF	Marietta	GA	Actual/360	5.210%	9,469.58	3,723.91	0.00	N/A	09/11/28	--	2,110,734.84	2,107,010.93	04/11/26
68	320570068	MU	Rio Rico	AZ	Actual/360	5.470%	9,858.92	3,298.45	0.00	N/A	07/11/28	--	2,093,064.53	2,089,766.08	04/11/26
69	320570069	IN	Indianapolis	IN	Actual/360	5.280%	8,537.35	2,820.95	0.00	N/A	08/11/28	--	1,877,716.33	1,874,895.38	04/11/26
71	320570071	MH	Ellenwood	GA	Actual/360	5.800%	8,076.83	2,396.71	0.00	N/A	07/11/28	--	1,617,162.10	1,614,765.39	04/11/26
72	320570072	MH	Clackamas	OR	Actual/360	5.200%	6,828.61	0.00	0.00	N/A	08/11/28	--	1,525,000.00	1,525,000.00	04/11/26
73	320570073	MH	Morro Bay	CA	Actual/360	5.470%	6,476.63	0.00	0.00	N/A	09/11/28	--	1,375,000.00	1,375,000.00	04/11/26
74	410945924	IN	Kentwood	MI	Actual/360	5.480%	5,681.02	2,012.52	0.00	N/A	10/11/28	--	1,203,889.83	1,201,877.31	04/11/26
Totals							3,678,402.41	811,759.04	0.00				865,962,519.49	865,150,760.45
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	15,858,511.96	12,930,715.12	07/01/24	06/30/25	--	0.00	0.00	310,129.17	310,129.17	0.00	0.00
2	163,624,408.00	134,437,740.80	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3	45,024,854.30	31,717,605.16	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4	10,900,953.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	11,690,775.74	11,893,245.88	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	(340,612.00)	01/01/25	09/30/25	11/06/25	0.00	0.00	153,927.74	601,781.75	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	4,076,211.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1,872,793.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	6,202,693.61	2,922,500.62	01/01/25	06/30/25	04/13/26	1,247,796.12	5,379.17	123,337.53	639,188.33	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	4,419,343.03	3,464,293.48	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,451,970.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,765,633.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,631,873.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,979,286.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	3,026,542.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,348,127.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,203,383.06	884,590.31	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,990,500.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,496,739.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,313,560.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,423,909.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	683,402.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	677,568.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	976,751.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	(62,178.02)	356,078.32	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	931,784.89	644,450.34	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	2,674,898.74	1,849,792.62	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	1,712,139.80	1,554,210.62	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
36	656,283.47	483,594.57	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
37	987,970.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,105,388.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	752,382.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	841,867.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1,193,748.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	739,522.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	0.00	219,451.87	01/01/25	06/30/25	06/11/24	0.00	0.00	38,658.96	890,370.33	120,707.34	0.00
48	707,395.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	1,482,273.46	1,396,536.00	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	386,667.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	352,316.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	489,882.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	331,405.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
66	324,287.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
67	270,078.14	103,104.10	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
68	499,837.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
69	254,196.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
71	260,840.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
72	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
73	259,576.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
74	177,835.13	154,002.83	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	306,970,196.81	204,671,300.64				1,247,796.12	5,379.17	626,053.40	2,441,469.58	120,707.34	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/17/26	0	0.00	0	0.00	3	63,300,720.15	1	35,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.932779%	4.875918%	29
03/17/26	0	0.00	1	35,000,000.00	2	28,343,461.08	1	35,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.932885%	4.876045%	30
02/18/26	1	35,000,000.00	1	22,350,420.34	1	6,047,658.60	1	35,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.933016%	4.876205%	31
01/16/26	1	22,382,840.94	0	0.00	1	6,057,550.62	1	35,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.933120%	4.896497%	32
12/17/25	0	0.00	0	0.00	1	6,067,395.76	1	35,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.933223%	4.896603%	33
11/18/25	0	0.00	0	0.00	1	6,078,123.48	1	35,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.933335%	4.896718%	34
10/20/25	1	35,000,000.00	0	0.00	1	6,087,871.12	2	35,000,000.00	0	0.00	1	35,000,000.00	0	0.00	2	2,975,314.04	4.933437%	4.903282%	35
09/17/25	0	0.00	0	0.00	3	10,795,865.34	2	38,002,099.28	0	0.00	0	0.00	0	0.00	0	0.00	4.936538%	4.905130%	36
08/15/25	0	0.00	0	0.00	3	10,812,380.38	2	38,006,425.69	0	0.00	0	0.00	0	0.00	0	0.00	4.936639%	4.905237%	37
07/17/25	0	0.00	0	0.00	4	45,828,817.34	2	38,010,732.44	0	0.00	0	0.00	0	0.00	0	0.00	4.936740%	4.905343%	38
06/17/25	0	0.00	0	0.00	4	45,846,829.86	2	38,015,461.55	0	0.00	0	0.00	0	0.00	0	0.00	4.936849%	4.905459%	39
05/16/25	0	0.00	0	0.00	4	45,863,103.97	1	35,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.936949%	4.905563%	40
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	310946753	03/11/26	0	B	310,129.17	310,129.17	0.00	70,000,000.00	01/28/26	13
6	28202149	12/06/25	3	3	153,927.74	601,781.75	0.00	35,000,000.00	05/20/20	9	11/29/22	03/23/22
10	300571852	11/06/25	4	6	123,337.53	639,188.33	22,901.36	22,450,375.87	10/27/25	2
47	300571875	05/06/24	22	6	38,658.96	890,370.33	475,342.10	6,254,840.65	09/24/21	3	07/26/24
Totals					626,053.40	2,441,469.58	498,243.46	133,705,216.52
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		865,150,760	801,850,040	28,300,720		35,000,000
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-26	865,150,760	801,850,040	0	0	63,300,720	0
Mar-26	865,962,519	802,619,058	0	35,000,000	28,343,461	0
Feb-26	866,982,265	803,584,186	35,000,000	22,350,420	6,047,659	0
Jan-26	867,786,101	839,345,710	22,382,841	0	6,057,551	0
Dec-25	868,586,461	862,519,065	0	0	6,067,396	0
Nov-25	869,454,203	863,376,079	0	0	6,078,123	0
Oct-25	870,247,347	829,159,476	35,000,000	0	6,087,871	0
Sep-25	875,805,496	865,009,631	0	0	10,795,865	0
Aug-25	876,598,351	865,785,970	0	0	10,812,380	0
Jul-25	877,387,773	831,558,956	0	0	45,828,817	0
Jun-25	878,245,908	832,399,078	0	0	45,846,830	0
May-25	879,028,199	833,165,095	0	0	45,863,104	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	310946753	70,000,000.00	70,000,000.00	377,700,000.00	07/10/18	8,847,954.62	0.63940	06/30/25	09/11/28	I/O
6	28202149	35,000,000.00	35,000,000.00	150,000,000.00	03/10/25	(694,420.00)	(0.15370)	09/30/25	10/06/28	I/O
10	300571852	22,275,787.37	22,450,375.87	68,500,000.00	12/17/25	2,713,845.62	1.21970	06/30/25	08/06/28	269
47	300571875	6,024,932.78	6,254,840.65	8,100,000.00	02/06/24	194,434.37	0.83650	06/30/25	10/06/28	269
Totals		133,300,720.15	133,705,216.52	604,300,000.00		11,061,814.61

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	310946753	LO	Various	01/28/26	13

Loan transferred to special servicing effective 1/28/26 due to imminent default. The Loan is paid current. Collateral consists of 22 mixed service hotels, totaling 2,943 keys. Borrower submitted a proposal for Noteholder's consideration. The updated a ppraisal drafts are in review.

6	28202149	LO	NY	05/20/20	9

4.3.2026: Borrower continues to perform pursuant to the terms of the executed Loan Assumption. Construction is ongoing to convert the asset to Student Housing and per borrower, initial student beds came online starting late August-2025 and completion is e xpected Spring 2026. This loan is being prepared to be returned to Master Servicer in late early 2Q 2026.

10	300571852	RT	MD	10/27/25	2

The Loan transferred to Special Servicing as of 10/28/2025 for imminent default. The collateral consists of a 347,758 SF, five-story vertical urban power center located on Colesville Road in Downtown Silver Spring, Maryland, approximately 6.6 miles north of Washington, D.C. Borrower relayed to the Lender that they do not plan to infuse equity to address outstanding payables. Borrower consented to a receiver, Spinoso, who is in place since 1/20/2026. An updated appraisal is under review.

47	300571875	RT	NC	09/24/21	3

Loan transferred to Special Servicing effective 9/24/21 due to payment default. Collateral is a 93,217 sf retail property located in Durham, NC which is anchored by Ollie's Bargain Outlet. Lender and Borrower had documented a reinstatement agreement; howe ver, the Borrower defaulted under terms of the agreement, which led to a payment of >$800k of default interest that had been conditionally waived. Borrower filed Chapter 11 BK in New York on 7/26/2024, prior to the auction date. Borrower motion for turnov er of management from Receiver to Borrower was granted and Borrower will be subject to ongoing cash collateral reporting requirements. Trust has submitted a plan proposal to sell the asset in Bankruptcy and the court confirmed the Trust's disclosure state ment on February 5, 2025. The Court approved a the Plan Confirmation Order on 6/13/2025 authorizing the marketing and sale of the property via BK sale. Special Servicer is targeting sale or credit bid closing in early Q2 2026.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	883100906	45,000,000.00	4.91250%	45,000,000.00	4.91250%	10	08/06/20	04/06/20	09/11/20
6	28202149	0.00	5.12050%	0.00	5.12050%	8	06/25/25	06/25/25	--
10	300571852	24,000,000.00	5.01000%	24,000,000.00	5.01000%	10	06/05/20	06/06/20	08/11/20
23	610945660	13,750,000.00	5.58000%	13,750,000.00	5.58000%	10	05/11/20	05/11/20	06/11/20
35	320570035	9,294,303.99	5.48000%	9,270,132.43	5.48000%	10	05/11/20	05/11/20	08/11/20
44	300571873	6,861,139.64	5.64000%	6,861,139.64	5.64000%	10	05/06/20	05/06/20	06/11/20
Totals		98,905,443.63		98,881,272.07
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
60	320570060 10/20/25	3,002,099.28	4,140,000.00	2,917,295.78	663,743.42	2,917,295.78	2,253,552.36	748,546.92	0.00	0.00	748,546.92	23.03%
70	320570070 10/20/25	1,695,261.14	2,700,000.00	1,021,720.43	292,345.75	1,021,720.43	729,374.68	965,886.46	0.00	0.00	965,886.46	51.40%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		4,697,360.42	6,840,000.00	3,939,016.21	956,089.17	3,939,016.21	2,982,927.04	1,714,433.38	0.00	0.00	1,714,433.38

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
60	320570060	10/20/25	0.00	0.00	748,546.92	0.00	0.00	748,546.92	0.00	0.00	748,546.92
70	320570070	10/20/25	0.00	0.00	965,886.46	0.00	0.00	965,886.46	0.00	0.00	965,886.46
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	1,714,433.38	0.00	0.00	1,714,433.38	0.00	0.00	1,714,433.38

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	15,069.44	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	4,802.53	0.00	0.00	5,379.17	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	40.61	0.00	0.00	0.00
36	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	17.88	0.00	0.00	0.00
47	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
66	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	29.01	0.00	0.00	0.00
Total	0.00	0.00	23,371.97	0.00	0.00	5,379.17	0.00	0.00	87.50	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		28,838.64

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29